Basis of Presentation General Information Supplementary (Tables) (Details) (Capital Product Partners L.P.)	6 Months Ended
Jun. 30, 2013
Capital Product Partners L.P.
Subsidiary Of Limited Liability Company Or Limited Partnership [Line Items]
Date of Incorporation	Jan. 16, 2007